Investments in Unconsolidated Entities (Details) - USD ($) $ in Thousands		1 Months Ended
	May 27, 2022	Jul. 21, 2021
Investments in Unconsolidated Entities (Details) [Line Items]
Joint venture arrangement, description		Each of the Company and WaveMAX agrees to fund $120,000 (for a total of $240,000) initially upon execution of the Agreement. In addition, each of Cuentas and WaveMAX has agreed to fund an additional $127,500 over the succeeding five months, in each case, subject to approval of each party’s board of directors. The expenses of the JV Project shall include acquiring the Access Points hardware, the installation and configuration of the Access Points hardware for use with the broadband internet service at each Retail Location, entering into the necessary agreements with the Retail Locations, instore marketing and promotion of the WSN program, and expenses relating to commercialization of the digital advertising program. The Board of Directors of CUENTASMAX shall initially be comprised of four persons, two designated by Cuentas, one designated by WaveMAX, and one designated by Execon. The officers of CUENTASMAX shall be the persons from time to time designated by mutual agreement of Cuentas and WaveMAX, with the initial officers to be determined. Up to 1,000 high traffic, prime location convenience stores and “bodegas” (small community markets) will be signed up in conjunction with Cuentas’ distribution network that sells prepaid debit card, e-store, e-wallet and digital services. A fee of 2% (two percent) of the Net Revenue of CUENTASMAX will be paid by CUENTASMAX on a monthly basis as a commission to Innovateur Management SAPI de CV. WaveMax and Innovateur Management, SAPI de CV will be included in the Cuentas Share Incentive plan subject to approval by the Cuentas BOD and approval by Cuentas shareholders and Side Letter Participants at the next scheduled Annual Shareholders meeting. WaveMAX grants CUENTASMAX exclusive rights to use and deploy the WaveMAX Technology, including any and all patents owned or to be owned by WaveMAX and any and all related enhancements or applications of the WaveMAX Technology and any and all prior and subsequent improvements and/or new technology developed by WaveMAX solely in Cuentas BODEGAS network throughout the United States. The parties have agreed to expand CUENTASMAX to other areas of the US once the current deployment is in progress or has been completed. As of December 31,2022, the Company funded $80 in CUENTASMAX and recorded equity losses in the amount of $58.
Acquisition percentage	19.99%
Addition loan amount (in Dollars)	$ 750,000
Loan amount (in Dollars)	$ 100,000
Cuentas [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Ownership and management, percentage		50.00%
WaveMax [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Ownership and management, percentage		25.00%
Consultoria y Asesoria de Redes [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Ownership and management, percentage		25.00%